Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Unrecognized tax benefits, beginning balance	$ 56.7	$ 26.0
Additions based on tax positions related to the current year	3.5	1.4	$ 5.3
Additions for tax positions of prior years	5.7	37.7	1.9
Reductions for tax positions of prior years	(1.5)	(4.7)	(7.8)
Reductions due to lapse of statute of limitations	(0.4)	(1.7)	(3.1)
Reductions due to settlements with tax authorities	(11.0)	(2.0)	(2.3)
Unrecognized tax benefits, ending balance	$ 53.0	$ 56.7	$ 26.0